Mount Yale Opportunity Fund, LLC Units of Limited Liability Company Interest

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THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-952-897-5390.	Supplement dated August 12, 2005 to the Prospectus dated June 21, 2005, as supplemented on July 20, 2005

The following sentence is hereby added at the end of the last paragraph under “The Offering” (Prospectus pages 46 and 47):

“The Fund may, at its discretion, waive the minimum required additional amount.”